ORGANIZATION AND PRINCIPAL ACTIVITIES - Contractual agreement (Details)		12 Months Ended
	Aug. 17, 2017	Dec. 31, 2020
Business Operations Agreement
Term of agreements		10 years
Extension term of agreements		10 years
Threshold period of advance written notice to the VIEs requesting not to extend the term, three months prior to the expiration dates		30 days
Period prior to expiration of the loan agreements for which advance written notice is given to VIEs		3 months
Exclusive Equity Option Agreement
Term of agreements		10 years
Threshold period of advance written notice to the VIEs requesting not to extend the term, three months prior to the expiration dates		30 days
Exclusive Technical and Consulting Services Agreement
Term of agreements		10 years
Extension term of agreements		10 years
Threshold period of advance written notice to the VIEs requesting not to extend the term, three months prior to the expiration dates	3 months
Loan Agreements
Term of agreements		10 years
Extension term of agreements		10 years
Period prior to expiration of the loan agreements for which advance written notice is given to VIEs		3 months